UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F FILED ON FEBRUARY 14, 2000, AS AMENDED BY AMENDMENT #1 THERETO, FILED ON FEBRUARY 17, 2000, AS AMENDED BY AMENDMENT #2 THERETO, FILED ON MARCH 13, 2000, AS AMENDED BY AMENDMENT #3 THERETO,
FILED ON MARCH 13, 2000, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE DATES INDICATED IN THE TABLES BELOW.


Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment { X }; Amendment Number: __4__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York          April 5, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:  		             5
  Form 13F Information Table Entry Total:                   74
  Form 13F Information Table Value Total:        $ 547,888,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   3   28-1876              	Associated Madison Companies, Inc.
  17   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  33   28-1299              	The Travelers Insurance Company
  34   28-4152          	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  36   28-6022              	Tribeca Management LLC


                                   FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 1999:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2000

                                                    	 FAIR
                                TITLE              	 MARKET   SHARES OR  INVESTMENT                     VOTING
                                 OF                	 VALUE    PRINCIPAL  DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     	 (000)    AMOUNT     SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)             (4)       (5)          (6)         (7)               (8)
                                                                             (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------  	--------  ---------  ----------- -------------  ---- ------ --------
GEMSTAR INTL GRP LTD -USD	EQU	G3788V106	     916    13,200	  X	  3,17,33,34,36	              13,200
TERRA NOVA BERMUDA HLDGS	EQU	G87615103	   5,963   200,000	  X	  3,17,33,34,36	             200,000
AMFM INC			EQU	001693100	   5,784    75,000	  X	  3,17,33,34,36	              75,000
ADVANCED COMMUNICATIONS		EQU	00750X109	   4,688   250,000	  X	  3,17,33,34,36	             250,000
AERIAL COMMUNICATIONS INC	EQU	007655103	   4,928    90,000	  X	  3,17,33,34,36	              90,000
AIRONET WIRELESS		EQU	00943A107	  13,550   200,000	  X	  3,17,33,34,36		     200,000
ARDENT SOFTWARE INC		EQU	039794102	   8,719   250,000	  X	  3,17,33,34,36	             250,000
ATLANTIC RICHFIELD CO DE	EQU	048825103	   4,206    50,000	  X	  3,17,33,34,36	              50,000
C-CUBE MICROSYSTEMS INC		EQU	125015107	   6,119   100,000	  X	  3,17,33,34,36	             100,000
CTG RESOURCES INC		EQU	125957100	   1,722    50,000	  X	  3,17,33,34,36	              50,000
COLUMBIA ENERGY GROUP		EQU	197648108	   2,493    40,000	  X	  3,17,33,34,36	              40,000
DII GROUP INC			EQU	232949107	   7,006   100,000	  X	  3,17,33,34,36	             100,000
E TOWN CORP			EQU	269242103	   6,287   101,000	  X	  3,17,33,34,36	             101,000
EASTERN ENTERPRISES		EQU	27637F100	   9,975   175,000	  X	  3,17,33,34,36	             175,000
FIRST SECURITY CORP		EQU	336294103	   9,669   405,000	  X	  3,17,33,34,36	             405,000
FLORIDA PROGRESS CORP		EQU	341109106	   2,665    65,000	  X	  3,17,33,34,36 	      65,000
FOUR MEDIA CO			EQU	350872107	   2,900   200,000	  X	  3,17,33,34,36 	     200,000
HANNAFORD BROS CO		EQU	410550107	  12,108   175,000	  X	  3,17,33,34,36	             175,000
HOWMET INTERNATIONAL INC	EQU	443208103	   1,806   100,000	  X	  3,17,33,34,36	             100,000
MCN ENERGY GROUP INC		EQU	55267J100	   6,975   300,000	  X	  3,17,33,34,36	             300,000
MAPQUEST.COM INC		EQU	565644101	   3,664   144,400	  X	  3,17,33,34,36	             144,400
MEDIAONE GROUP INC		EQU	58440J104	  13,716   175,000	  X	  3,17,33,34,36	             175,000
NORTHEAST UTILITIES		EQU	664397106	     517    25,000	  X	  3,17,33,34,36	              25,000
OLSTEN CORP			EQU	681385100	   3,394   300,000	  X	  3,17,33,34,36	             300,000
PIMCO ADVISORS HLDGS L/P	EQU	69338P102	   9,313   250,000  	  X	  3,17,33,34,36	             250,000
RAGEN MACKENZIE	GROUP INC	EQU	750642100	   3,180   181,700	  X	  3,17,33,34,36	             181,700
RELIANCE BANCORP INC		EQU	759451107	   4,959   150,000 	  X	  3,17,33,34,36	             150,000
REYNOLDS METALS	CO		EQU	761763101	   5,653    75,000	  X	  3,17,33,34,36	              75,000
TELTREND INC			EQU	87969R106	   3,006   100,000	  X	  3,17,33,34,36	             100,000
TRIANGLE BANCORP INC		EQU	895835106	     176    10,000	  X	  3,17,33,34,36	              10,000
U S WEST INC (NEW)		EQU	91273H101	  17,500   250,000	  X	  3,17,33,34,36 	     250,000
USWEB CORP			EQU	917327108	   4,500   100,000	  X	  3,17,33,34,36	             100,000
VIASOFT INC			EQU	92552U102	     756   123,500	  X	  3,17,33,34,36	             123,500
WARNER LAMBERT CO		EQU	934488107	   2,458    30,000	  X	  3,17,33,34,36	              30,000

TOTAL					 	         191,271




                                   FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 1999:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2001

                                                    	 FAIR
                                TITLE              	 MARKET    SHARES OR  INVESTMENT                        VOTING
                                 OF                	 VALUE     PRINCIPAL  DISCRETION                       AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     	 (000)     AMOUNT     SOLE SHARED   MANAGERS       SOLE SHARED     NONE
             (1)                 (2)      (3)             (4)        (5)           (6)         (7)               (8)
                                                                               (A) (B) (C)                 (A)   (B)       (C)
------------------------------  ----- 	---------  	--------  -----------  ----------- --------------  ---- ------ -----------
APP FIN VI MAURITIUS LTD	COR	00202NAA3	   6,433   36,500,000	    X       3,17,33,34,36	        36,500,000
ADFORCE INC			EQU	006867105	  18,737      227,800	    X	    3,17,33,34,36	           227,800
ADVANCED ENERGY			COR	007973AA8	   2,223    2,000,000	    X	    3,17,33,34,36	         2,000,000
AFFYMETRIX INC SUB NOTES CONV	COR	00826TAA6         20,300   14,000,000	    X	    3,17,33,34,36	        14,000,000
AIR EXPRESS INTERNATIONAL CORP	EQU	009104100	   1,619       50,000	    X	    3,17,33,34,36	            50,000
AMERICA ONLINE INC CV S/D	COR	02364JAC8	   8,117   13,500,000	    X	    3,17,33,34,36	        13,500,000
AMERICAN TOWER SYSTEMS CORP CV	COR	029912AA0	   8,168    6,000,000	    X	    3,17,33,34,36                6,000,000
AMERICAN TOWER SYSTEMS CORP CV	COR	029912AB8	   4,084    3,000,000	    X	    3,17,33,34,36	         3,000,000
AMF BOWLING INC CV DEBS		COR	03113VAB5	   3,817   80,350,000	    X	    3,17,33,34,36	        80,350,000
AQUARION CO			EQU	03838W101	   1,277       34,500	    X	    3,17,33,34,36	            34,500
ASSOCIATED GROUP INC CL A	EQU	045651106	  11,435      126,700	    X	    3,17,33,34,36	           126,700
BEA SYSTEMS INC CV SUB NOTES	COR	073325AA0	   5,808    1,100,000	    X	    3,17,33,34,36                1,100,000
BEA SYSTEMS INC CV SUB NOTES	COR	073325AB8	  36,432    6,900,000	    X	    3,17,33,34,36  	         6,900,000
CAPITAL RE CORPORATION		EQU	140432105	   4,058      295,100	    X	    3,17,33,34,36	           295,100
CLARIFY INC			EQU	180492100	  13,857      110,000	    X	    3,17,33,34,36	           110,000
CONSOLIDATED NATURAL GAS CO	EQU	209615103	  15,953      250,000 	    X	    3,17,33,34,36	           250,000
EMCOR GROUP INC CV SUB NOTES	COR	29084QAC4	   2,618    3,000,000	    X	    3,17,33,34,36	         3,000,000
ETOYS INC CV-BK/ENTRY		COR	297862AA2	   6,000   10,000,000	    X	    3,17,33,34,36	        10,000,000
FLYCAST COMMUNICATIONS CORP	EQU	344067103	  24,135      160,700	    X	    3,17,33,34,36	           160,700
GENERAL INSTR CORP DEL		EQU	370120107	  23,530      275,000	    X	    3,17,33,34,36	           275,000
GENESYS TELECOMMUNICATIONS	EQU	371931106	  10,850      200,000	    X	    3,17,33,34,36	           200,000
INTEGRATED SYSTEMS INC		EQU	45812M104	   4,186      130,300	    X	    3,17,33,34,36	           130,300
ISOCOR				EQU	464902105	  13,568      335,000	    X	    3,17,33,34,36	           335,000
LADD FURNITURE INC NEW		EQU	505739201	   4,672      250,000	    X	    3,17,33,34,36	           250,000
MRV COM SUB NOTES		COR	553477AB6	   1,135      500,000	    X	    3,17,33,34,36	           500,000
NEWSEDGE CORPORATION		EQU	65249Q106	     113       10,000	    X	    3,17,33,34,36	            10,000
NFRONT INC			EQU	65334N109	   2,050      100,000	    X	    3,17,33,34,36	           100,000
OAK INDUSTRIES INC NEW		EQU	671400505	  17,555      175,000	    X	    3,17,33,34,36	           175,000
OMNIPOINT CORP			EQU	68212D102	  19,485      180,000	    X	    3,17,33,34,36	           180,000
RAILTEX INC			EQU	750766107	   3,575      200,000	    X	    3,17,33,34,36	           200,000
REPUBLIC NEW YORK CORP		EQU	760719104	   9,720      135,000	    X	    3,17,33,34,36	           135,000
SAFESKIN CORP			EQU	786454108	   4,852      404,300	    X	    3,17,33,34,36	           404,300
STMICROELECTRON NV CONV		COR	861012AB8	   2,735    2,000,000	    X	    3,17,33,34,36	         2,000,000
TELEBANC FINANCIAL CORP		EQU	87925R109	   4,115      151,000	    X	    3,17,33,34,36	           151,000
TELEFONOS DE MEXICO SA DE	COR	879403AD5	  29,357   22,474,000	    X	    3,17,33,34,36	        22,474,000
UNITEDGLOBALCOM INC CV PFD	EQU	913247805	   4,463       75,000	    X	    3,17,33,34,36	    	    75,000
VANTIVE CORP			EQU	922091103	   1,813      100,000	    X	    3,17,33,34,36	           100,000
VERTEX COMMUNICATIONS CORP	EQU	925320103	   1,025       50,000	    X	    3,17,33,34,36	            50,000
WESTERN DIGITAL CORP CV S/D	COR	958102AF2	     694    5,000,000	    X	    3,17,33,34,36	         5,000,000
WESTERN DIGITAL CORP CV S/D	COR	958102AH8	   2,053   14,795,000	    X	    3,17,33,34,36	        14,795,000

TOTAL							 356,617